Note 36 - Other Operating Expenses (Details) - ARS ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Other Operating Expenses Abstract
Contributions to the Deposits Guarantee Fund	$ (394,431,000)	$ (348,836,000)
Turnover Tax for Other Operating Expenses	(4,980,485,000)	(3,772,285,000)
Provision for Contingencies	(621,222,000)	(402,745,000)
Provision for Financial Guarantee and Loan Commitments	(37,274,000)	0
Damage Claims	(193,821,000)	(206,714,000)
Loss on Initial Recognition of Loans Bearing Below Market Interest Rate	(640,829,000)	(337,696,000)
Loss on Sale of Non-current Assets Held for Sale	(256,005,000)	0
Other Miscellaneous Operating Expenses	(859,973,000)	(2,277,892,000)
Total Other Operating Expenses	$ (7,984,040,000)	$ (7,346,168,000)